UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22106

Tortoise Power and Energy Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Terry Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

Tortoise Power and Energy Infrastructure Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2015

	Principal Amount/Shares	Fair Value
Corporate Bonds - 65.9% (1)
Crude/Refined Products Pipelines - 5.1% (1)
Canada - 2.3% (1)
Gibson Energy Inc., 6.750%, 07/15/2021 (2)	$4,500,000	$4,635,000
United States - 2.8% (1)
SemGroup Corp., 7.500%, 06/15/2021	5,450,000	5,722,500
		10,357,500
Local Distribution Companies - 7.3% (1)
United States - 7.3% (1)
CenterPoint Energy, Inc., 6.500%, 05/01/2018 (3)	4,000,000	4,548,284
NiSource Finance Corp., 6.400%, 03/15/2018 (3)	3,500,000	3,985,807
Source Gas, LLC, 5.900%, 04/01/2017 (2) (3)	5,770,000	6,170,802
		14,704,893
Natural Gas/Natural Gas Liquids Pipelines - 15.7% (1)
Canada - 2.8% (1)
TransCanada Pipelines Limited, 6.350%, 05/15/2067	6,000,000	5,775,000
United States - 12.9% (1)
Florida Gas Transmission Co., LLC, 5.450%, 07/15/2020 (2) (3)	1,500,000	1,674,648
Kinder Morgan Inc., 6.500%, 09/15/2020 (3)	6,000,000	6,922,422
Midcontinent Express Pipeline LLC, 6.700%, 09/15/2019 (2)	6,000,000	6,525,000
ONEOK, Inc., 4.250%, 02/01/2022	4,500,000	4,248,045
Ruby Pipeline, LLC, 6.000%, 04/01/2022 (2) (3)	1,500,000	1,609,413
Southern Star Central Corp., 5.125%, 07/15/2022 (2)	3,000,000	3,082,500
Southern Star Central Gas Pipeline, Inc., 6.000%, 06/01/2016 (2) (3)	2,000,000	2,093,720
		31,930,748

Natural Gas Gathering/Processing - 4.4% (1)
United States - 4.4% (1)
DCP Midstream LLC, 9.750%, 03/15/2019 (2) (3)	4,000,000	4,432,044
The Williams Companies, Inc., 7.875%, 09/01/2021	4,000,000	4,522,128
		8,954,172

Oil and Gas Exploration and Production - 8.3% (1)
United States - 8.3% (1)
Carrizo Oil & Gas, Inc., 7.500%, 09/15/2020	2,000,000	2,042,500
Chesapeake Energy Corp., 7.250%, 12/15/2018	3,500,000	3,876,250
Concho Resources, Inc., 5.500%, 04/01/2023	2,000,000	2,070,000
EP Energy / EP Finance Inc., 9.375%, 05/01/2020	3,000,000	3,202,500
EQT Corp., 6.500%, 04/01/2018	2,000,000	2,208,790
EQT Corp., 8.125%, 06/01/2019	2,000,000	2,387,666
Range Resources Corp., 5.000%, 03/15/2023	1,000,000	1,022,500
		16,810,206
Oilfield Services - 1.8% (1)
United States - 1.8% (1)
Pride International, Inc., 8.500%, 06/15/2019 (3)	3,000,000	3,566,970

Power/Utility - 23.3% (1)
United States - 23.3% (1)
CMS Energy Corp., 8.750%, 06/15/2019	5,185,000	6,485,870
CMS Energy Corp., 5.050%, 03/15/2022	2,000,000	2,253,494
Dominion Resources, Inc., 5.750%, 10/01/2054	4,000,000	4,257,808
Duquesne Light Holdings, Inc., 6.400%, 09/15/2020 (2)	3,000,000	3,556,569
Duquesne Light Holdings, Inc., 5.900%, 12/01/2021 (2)	2,000,000	2,350,234
Integrys Energy Group, Inc., 6.110%, 12/01/2066 (3)	3,750,000	3,721,875
IPALCO Enterprises, Inc., 7.250%, 04/01/2016 (2)	4,000,000	4,210,000
NextEra Energy Capital Holdings, Inc., 6.650%, 06/15/2067	1,029,000	1,028,979
NRG Energy, Inc., 6.250%, 07/15/2022	6,000,000	6,255,000
NRG Yield Operating LLC, 5.375%, 08/15/2024 (2)	2,500,000	2,637,500
NV Energy, Inc., 6.250%, 11/15/2020 (3)	1,000,000	1,176,288
PPL Capital Funding, Inc., 6.700%, 03/30/2067 (3)	6,000,000	5,925,000
Wisconsin Energy Corp., 6.250%, 05/15/2067	3,450,000	3,467,077
		47,325,694

Total Corporate Bonds (Cost $124,780,889)		133,650,183

Master Limited Partnerships and Related Companies - 36.5% (1)
Crude/Refined Products Pipelines - 22.5% (1)
United States - 22.5% (1)
Buckeye Partners, L.P. (3)	46,153	3,587,934
Enbridge Energy Management, L.L.C. (3) (4)	461,540	17,206,199
Genesis Energy, L.P.	11,800	542,800
Holly Energy Partners, L.P.	56,100	1,865,325
Magellan Midstream Partners, L.P.	59,790	4,914,738
MPLX LP	9,293	763,885
NuStar Energy L.P. (3)	31,200	1,966,848
Phillips 66 Partners LP	15,500	1,103,445
Plains All American Pipeline, L.P.	84,765	4,228,926
Shell Midstream Partners, L.P.	18,024	704,017
Sunoco Logistics Partners L.P. (3)	124,035	5,484,828
Tesoro Logistics LP	44,417	2,550,424
Valero Energy Partners LP	13,794	735,082
		45,654,451

Natural Gas/Natural Gas Liquids Pipelines - 8.3% (1)
United States - 8.3% (1)
Columbia Pipeline Partners LP	22,959	635,735
Energy Transfer Equity, L.P.	33,384	2,132,236
Energy Transfer Partners, L.P. (3)	101,200	6,019,376
Enterprise Products Partners L.P.	164,409	5,481,396
ONEOK Partners, L.P.	61,203	2,557,673
		16,826,416

Natural Gas Gathering/Processing - 5.7% (1)
United States - 5.7% (1)
Antero Midstream Partners LP	22,434	583,284
DCP Midstream Partners, LP	58,232	2,317,634
EnLink Midstream Partners, L.P.	22,400	601,664
MarkWest Energy Partners, L.P.	56,700	3,682,665
Regency Energy Partners, LP	22,159	540,458
Targa Resources Partners LP	86,500	3,790,430
		11,516,135

Total Master Limited Partnerships and Related Companies (Cost $29,887,686)		73,997,002

Common Stock - 21.0% (1)
Natural Gas/Natural Gas Liquids Pipelines - 8.0% (1)
Canada - 0.6% (1)
TransCanada Corp.	26,100	1,143,963
United States - 7.4% (1)
Kinder Morgan, Inc. (3)	259,032	10,622,902
ONEOK, Inc.	37,024	1,638,682
Spectra Energy Corp	78,095	2,771,592
		16,177,139
Power/Utility - 11.4% (1)
United Kingdom - 0.7% (1)
Abengoa Yield plc	45,900	1,505,061
United States - 10.7% (1)
InfraREIT, Inc.	184,668	5,008,196
NextEra Energy Partners, LP	79,127	3,121,560
NRG Yield, Inc.	94,610	4,854,439
TerraForm Power, Inc.(5)	247,822	8,606,858
		23,096,114

Natural Gas Gathering/Processing - 1.6% (1)
United States - 1.6% (1)
The Williams Companies, Inc.	66,513	3,261,798

Total Common Stock (Cost $32,033,389)		42,535,051

Short-Term Investment - 0.1% (1)
United States Investment Company - 0.1% (1)
Fidelity Institutional Money Market Portfolio - Class I, 0.08% (6) (Cost $118,188)	118,188	118,188

Total Investments - 123.5% (1) (Cost $186,820,152)		250,300,424
Interest Rate Swap Contracts - (0.2%) (1)
$26,000,000 notional - unrealized depreciation		(330,460)
Other Assets and Liabilities - (23.3%) (1)		(47,322,523)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$202,647,441

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have been valued in accordance with fair value procedures, and have a total fair value of $42,977,430, which represents 21.2% of net assets.
(3)	All or a portion of the security is segregated as collateral for the margin borrowing facility.
(4) Security distributions are paid-in-kind.
(5)	A portion of the security is segregated as collateral for the unrealized depreciation of interest rate swap contracts of $330,460.
(6) Rate indicated is the current yield as of February 28, 2015.

Various inputs are used in determining the fair value of the Company’s investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

    Level 1 – quoted prices in active markets for identical investments
    Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
    Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets and liabilities by level within the fair value hierarchy as of February 28, 2015.  These assets and liabilities are measured on a recurring basis.

Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate Bonds(a)	$-	$133,650,183	$-	$133,650,183
Common Stock(a)	42,535,051	-	-	42,535,051
Master Limited Partnerships and Related Companies(a)	73,997,002	-	-	73,997,002
Short-Term Investment(b)	118,188	-	-	118,188
Total Assets	$116,650,241	$133,650,183	$-	$250,300,424
Liabilities
Interest Rate Swap Contracts	$-	$330,460	$-	$330,460

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The Company did not hold any Level 3 securities during the period ended February 28, 2015.  The Company utilizes the beginning of reporting period method for determining transfers between levels.  During the period ended February 28, 2015, TerraForm Power, Inc. common units held by the Company in the amount of $4,054,700 were transferred from Level 2 to Level 1 when they converted into registered and unrestricted common units of TerraForm Power, Inc.  There were no other transfers between levels for the Company during the period ended February 28, 2015.

Valuation Techniques

In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  The Company primarily owns securities that are listed on a securities exchange or over-the-counter market. The Company values those securities at their last sale price on that exchange or over-the-counter market on the valuation date.  If the security is listed on more than one exchange, the Company uses the price from the exchange that it considers to be the principal exchange on which the security is traded. Securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or over-the-counter market on such day, the security is valued at the mean between the last bid price and last ask price on such day. These securities are categorized as Level 1 in the fair value hierarchy as further described below.

Restricted securities are subject to statutory or contractual restrictions on their public resale, which may make it more difficult to obtain a valuation and may limit a fund’s ability to dispose of them. Investments in private placement securities and other securities for which market quotations are not readily available are valued in good faith by using certain fair value procedures. Such fair value procedures consider factors such as discounts to publicly traded issues, time until conversion date, securities with similar yields, quality, type of issue, coupon, duration and rating. If events occur that affect the value of the Company’s portfolio securities before the net asset value has been calculated (a “significant event”), the portfolio securities so affected are generally priced using fair value procedures.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security's liquidity and fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  To the extent that such securities are convertible or otherwise become freely tradable within a time frame that may be reasonably determined, an amortization schedule may be used to determine the discount.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

The Company generally values debt securities at evaluated bid prices obtained from an independent third-party pricing service that utilizes a pricing matrix based upon yield data for securities with similar characteristics, or based on a direct written broker-dealer quotation from a dealer who has made a market in the security.  Debt securities with 60 days or less to maturity are valued on the basis of amortized cost, which approximates market value.

Interest rate swap contracts are valued by using industry-accepted models, which discount the estimated future cash flows based on a forward rate curve and the stated terms of the interest rate swap agreement by using interest rates currently available in the market, or based on dealer quotations, if available, and are categorized as Level 2 in the fair value hierarchy.

Certain of the Company’s investments are restricted and are valued as determined in accordance with fair value procedures.  The table below shows the principal amount, acquisition date(s), acquisition cost, fair value and the percent of net assets which the securities comprise at February 28, 2015.  Each of the securities in the table below is eligible for resale under Rule 144A under the Securities Act of 1933.

Investment Security	Principal Amount	Acquisition Date(s)	Acquisition Cost	Fair Value	Fair Value as Percent of Net Assets
DCP Midstream LLC, 9.750%, 03/15/2019	$4,000,000	08/07/09-08/17/12	$4,863,620	$4,432,044	2.2%
Duquesne Light Holdings, Inc., 6.400%, 09/15/2020	3,000,000	11/30/11	3,180,330	3,556,569	1.8
Duquesne Light Holdings, Inc., 5.900%, 12/01/2021	2,000,000	11/18/11-12/05/11	2,074,420	2,350,234	1.2
Florida Gas Transmission Co., LLC, 5.450%, 07/15/2020	1,500,000	07/08/10-01/04/11	1,551,220	1,674,648	0.8
Gibson Energy Inc., 6.750%, 07/15/2021	4,500,000	06/26/13-07/01/13	4,459,760	4,635,000	2.3
IPALCO Enterprises, Inc., 7.250%, 04/01/2016	4,000,000	11/03/09-01/04/11	4,165,000	4,210,000	2.1
Midcontinent Express Pipeline, LLC, 6.700%, 09/15/2019	6,000,000	09/09/09-03/02/10	6,055,570	6,525,000	3.2
NRG Yield Operating LLC, 5.375%, 08/15/2024	2,500,000	07/31/14	2,530,000	2,637,500	1.3
Ruby Pipeline, LLC, 6.000%, 04/01/2022	1,500,000	09/17/12	1,616,250	1,609,413	0.8
Source Gas, LLC, 5.900%, 04/01/2017	5,770,000	04/21/10	5,544,521	6,170,802	3.0
Southern Star Central Corp., 5.125%, 07/15/2022	3,000,000	06/17/14	3,041,250	3,082,500	1.5
Southern Star Central Gas Pipeline, Inc., 6.000%, 06/01/2016	2,000,000	08/24/09	1,970,000	2,093,720	1.0
			$45,951,941	$42,977,430	21.2%

As of February 28, 2015, the aggregate cost of securities for federal income tax purposes was $180,141,141.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $72,807,366, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $2,648,083 and the net unrealized appreciation was $70,159,283.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: April 29, 2015	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: April 29, 2015	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: April 29, 2015	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Financial Officer